Related Party Transactions - Schedule of Major Related Parties and Their Relationship and Related Party Balances (Details) - USD ($)		6 Months Ended
		Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Schedule of Major Related Parties and Their Relationship and Related Party Balances [Line Items]
Loan payable related party		$ 2,582,500	$ 2,534,490	$ 2,534,490
Yin Shenping (Mr. Yin )[Member]
Schedule of Major Related Parties and Their Relationship and Related Party Balances [Line Items]
Related parties and their relationship		Chairman of the Board
Beijing Baihengda Petroleum Technology Co., Ltd (Beijing Baihengda) [Member]
Schedule of Major Related Parties and Their Relationship and Related Party Balances [Line Items]
Related parties and their relationship		Mr. Yin holds 10% equity interest in Beijing Baihengda
Yin Shenping [Member]
Schedule of Major Related Parties and Their Relationship and Related Party Balances [Line Items]
Amounts due to related parties	[1]	$ 16,751
Related Party [Member]
Schedule of Major Related Parties and Their Relationship and Related Party Balances [Line Items]
Amounts due to related parties		16,751
Loan payable related party		2,582,500	2,534,490
Beijing Baihengda [Member]
Schedule of Major Related Parties and Their Relationship and Related Party Balances [Line Items]
Loan payable related party	[2]	$ 2,582,500	$ 2,534,490

[1]	The balance was a rent payable to Mr. Yin.
[2]	Mr. Yin became a 10% equity owner in Beijing Baihengda on March 18, 2025. For financial statements presentation purposes, the original loan payable was reclassified to loan payable - related party. See NOTE 12 – LOAN PAYABLE – RELATED PARTY.